Other Financial Liabilities - Schedule of Interest-bearing Borrowings (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 152,076,992	$ 158,562,319
Non-current, Maturity	1,467,421,655	1,667,271,871
Secured Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	106,783,562	113,247,263
Non-current, Maturity	21,315,003	135,297,019
Unsecured Obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4	5
Unsecured Obligations With The Public [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	45,293,426	45,315,051
Non-current, Maturity	$ 1,446,106,652	$ 1,531,974,852